NSR OPTION LIABLITY	6 Months Ended
Jun. 30, 2023
Nsr Option Liablity
NSR OPTION LIABLITY

11. NSR OPTION LIABLITY

Concurrently with the closings of the Equity Financing and the Term Loan on June 28, 2023, Cymbria paid an aggregate of $2,750,000 (“Option Payment”) to two subsidiaries of PNRL to acquire a right to participate with such subsidiaries in the exercise of certain contractual rights, as and when the same may be exercised by such subsidiaries. The Option Payment was allocated to PNRP and PNGP (defined below) for $2,500,000 and $250,000 respectively having regard to the relative purchase prices payable in connection with the exercise of their respective contractual rights. The legal fees associated with the transaction have been expensed.

PNRL’s indirect wholly-owned subsidiary Premium Nickel Resources Proprietary Limited (“PNRP”) acquired the Selebi Mines in January 2022 out of liquidation. Pursuant to the acquisition agreement, the liquidator retained a 2% net smelter returns royalty on the Selebi Mines (the “Selebi NSR”). PNRP has a contractual right to repurchase one-half of the Selebi NSR at a future time on payment by PNRP to the liquidator of USD 20,000,000.

PNRL’s indirect wholly-owned subsidiary Premium Nickel Group Proprietary Limited (“PNGP”) acquired the Selkirk Mine in August 2022 out of liquidation. Pursuant to the acquisition agreement, the liquidator retained a 1% net smelter returns royalty on the Selkirk Mine (the “Selkirk NSR” and together with the Selebi NSR, the “NSRs”). PNGP has a contractual right to repurchase the entirety of the Selkirk NSR at a future time on payment by PNGP to the liquidator of USD 2,000,000.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023

(Expressed in Canadian dollars)

Each of PNRP and PNGP has agreed to grant Cymbria, in exchange for the Option Payment, an option to participate in any such repurchase of the applicable portion of its NSR from the relevant liquidator. Cymbria will, following the exercise of its option to participate in any such repurchase, acquire a 0.5% net smelter returns royalty on the applicable property by paying an amount equal to one half of the repurchase price payable by PNRP or PNGP pursuant to the applicable NSR, less the Option Payment paid at closing pursuant to the relevant option agreement among Cymbria and PNRP or PNGP, as applicable. Cymbria has the right to put its options back to PNRP and PNGP in certain circumstances in return for the reimbursement of the applicable portion of the Option Payment.

Under the NSR option purchase agreements, Cymbria could acquire a 0.5% net smelter returns royalty on the Company’s Selebi Mines and Selkirk Mine upon payment of $10,675,231 (USD 8,102,500) and $1,067,523 (USD 810,250), respectively.